Income Taxes - Deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position		$ 262
Gross | Warrants
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	$ 2,118	4,289	$ 3,034
Gross | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	9,530	3,759	1,270
Gross | Research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position		262
Gross | Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	(98)	(6)	(34)
Valuation allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax position	$ (11,550)	$ (8,042)	$ (4,270)